Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2024
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at	March 31,
	2024	2023
	$	$
Trade payable	41,751	53,357
Accrued compensation	27,458	33,835
Consumption taxes payable	5,708	4,071
	74,917	91,263